NON-CONTROLLING INTEREST - Disclosure of detailed information about non-controlling interests (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 21, 2017	Apr. 30, 2012	Oct. 31, 2009	Aug. 31, 2023	Aug. 31, 2022
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Accumulated non-controlling interests				$ 21,645	$ 19,054
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Proportion of ownership and voting rights held by non-controlling interests				50.10%	50.10%
Loss allocated to non-controlling interests				$ 0	$ 0
Accumulated non-controlling interests				$ 8,503	$ 7,828
Waterberg JV Co. [Member]
Disclosure Of Disclosure Of Non Controlling Interests [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	12.97%	26.00%	26.00%	63.05%	63.05%
Loss allocated to non-controlling interests				$ 0	$ 0
Accumulated non-controlling interests				$ 13,142	$ 11,226